ACQUISITION	12 Months Ended
Dec. 31, 2022
Asset Acquisition [Abstract]
ACQUISITION
15.	ACQUISITIONS
On December 2, 2021, the Company acquired the assets of Betabrand through a credit bid of $7.0 million on Betabrand’s outstanding indebtedness. The Company engaged a third-party valuation specialist to assist with the purchase price valuation, which resulted in goodwill of $3.1 million. The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375
On December 31, 2021, the Company and CFL entered into a Limited Liability Operating Agreement (the “LLC Agreement”), whereby Nogin contributed certain assets acquired from the Betabrand acquisition and entered into a MSA with IPCO to provide certain
e-commerce
services, marketing, photography, customer service and merchant credit card monitor fraud services; and CFL entered into a Master Supply Agreement with IPCO and agreed to procure the supply of inventory to IPCO, provide manufacturing, fulfillment, logistics and warehousing services for the inventory. The Company and CFL each received fifty percent ownership.
Prior to December 1, 2022, the Company owned a 50% equity interest in a joint venture, ModCloth Partners, LLC. (“Modcloth”), which was accounted for under the fair value option of accounting. On December 1, 2022, the Company acquired the remaining 50% equity interest in Modcloth (the “Modcloth Acquisition”) from Tiger Capital Group, LLC (“Tiger Capital”), pursuant to Tiger Capital’s exercise of their put option to require the Company to purchase all of Tiger Capital’s equity interest for $1.5 million in cash. As a result of the Modcloth Acquisition, Modcloth is now a wholly owned consolidated subsidiary of the Company.
Total purchase consideration in connection with the Modcloth Acquisition was $6.9 million, including $1.5 million in cash and $5.4 million for the settlement of a preexisting relationship. Under the terms of the Modcloth Tiger Assignment (“Equity Assignment Agreement”), control of Modcloth transferred to the Company on December 1, 2022 (the “Acquisition Date”). Cash consideration was funded with cash previously recorded as restricted cash in our consolidated balance sheets as of December 31, 2022. We did not incur material fees and expenses in connection with the Modcloth Acquisition.
Prior to the closing of the Modcloth Acquisition, the Company accounted for the existing 50% equity interest in Modcloth using the fair value option of accounting. As of September 30, 2022 the Company’s investment in Modcloth had a fair value and carrying value of $4.5 million. The Company accounted for the acquisition of the remaining 50% equity interest in Modcloth as a step acquisition, which required remeasurement of the Company’s existing 50% ownership interest in Modcloth to fair value as of December 1, 2022. The Company utilized weighted discounted cash flow, guideline public company and comparable market transaction valuation approaches to determine the fair value of the existing equity interest. This resulted in a fair value of $1.92 million and the recognition of a loss of $2.58 million, which was included in Change in fair value of unconsolidated affiliates on the consolidated statements of operations.
The Modcloth Acquisition was accounted for as a business combination by applying the acquisition method of accounting pursuant to ASC Topic 805, “Business Combinations”.
The following table summarizes the purchase price consideration in connection with the Modcloth Acquisition as of December 1, 2022 (amounts in thousands):

Total cash consideration	$1,500
Settlement of pre-existing relationship (a)	5,415

Total consideration	6,915
Fair value of previously held equity interest	1,920

Total	8,835

(a)
Effective settlement of
pre-existing
accounts receivable of $5.4 million for services provided to Modcloth under the Company’s Master Services Agreement with Modcloth and additional operational funding provided by the Company to Modcloth. The $5.4 million accounts receivable balance as of the acquisition date was based on the Company’s estimate of the amount that will ultimately be collected from Modcloth.

The following table summarizes the preliminary fair values of the assets acquired, liabilities assumed and resulting goodwill in the Modcloth Acquisition as of December 1, 2022 (amounts in thousands):

As of December 1, 2022
Acquired assets
Cash	$3
Accounts receivable, net	25
Inventory	4,787
Prepaid expenses and other current assets	30
Property and equipment, net	108
Right-of-use asset, net	895
Other non-current asset	80
Intangible assets, net	4,610
Goodwill	6,748

Total acquired assets	$17,286
Liabilities assumed
Accounts payable	$5,544
Accrued expenses and other liabilities	2,908

Total liabilities assumed	$8,452

The fair value of Modcloths’s identifiable intangible assets and useful lives are as follows (amounts in thousands, except years):

	Fair Value	Useful Life (Years)
Trade name	4,610	10

Total identifiable intangible assets	$4,610

Fair value measurement methodology used to estimate the fair value of the trade name is based on the relief from royalty method, which estimates the value of the trade names based on the hypothetical royalty payments that are saved by owning the asset. Some of the more significant assumptions inherent in the development of intangible asset fair values, from the perspective of a market participant, include, but are not limited to (i) the amount and timing of projected future cash flows (including revenue and expenses), (ii) the discount rate selected to measure the risks inherent in the future cash flows, and (iii) the assessment of the asset’s life cycle.
The goodwill of $6.7 million represents future economic benefits expected to arise from synergies from combining operations and commercial organizations to increase market presence and the extension of existing customer relationships. The goodwill recorded is not deductible for income tax purposes.
The amounts of revenue and loss from operations of Modcloth included in the Company’s Consolidated Statements of Operations from the Modcloth Acquisition Date to December 31, 2022 are not considered material.